Cover Page	Feb. 23, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 23, 2023
Entity Registrant Name	Berkeley Lights, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39388
Entity Tax Identification Number	35-2415390
Entity Address, Address Line One	5858 Horton Street, Suite 320
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	858-2855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00005 par value
Trading Symbol	BLI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001689657